Segment analysis - Reconciliation of loss to Adjusted EBITDA (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) segment	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Segment analysis
Number of operating segment | segment	4
Number of reportable segments | segment	4
Reconciliation of loss to Adjusted EBITDA
Profit/(loss) for the year	€ 54	€ (67)	€ (140)
Income tax (credit)/expense	(35)	50	63
Net finance expense	582	537	527
Depreciation and amortization (Notes 9, 10)	611	507	403
Exceptional operating items (Note 4)	128	131	81
Adjusted EBITDA	€ 1,340	€ 1,158	€ 934